Offerings	Dec. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.00001 per share
Amount Registered | shares	624,325,865
Proposed Maximum Offering Price per Unit	0.01
Maximum Aggregate Offering Price	$ 6,243,258.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 862.19
Offering Note	These shares may be represented by the Registrant’s American Depositary Shares, or ADSs, each representing three Class A ordinary shares. The Registrant’s ADSs issuable upon deposit of the Class A ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 (File No. 333-288880).

Represents Class A ordinary shares issuable upon vesting or exercise of awards granted under the Registrant’s 2015 Stock Option Plan (the “2015 Plan”) and 2025 Share Incentive Plan (the “2025 Plan” and together with the 2015 Plan, the “Plans”)). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution from share splits, share dividends or similar transactions as provided in the Plans. Any Class A ordinary shares covered by an award granted under the Plans (or portion of an award) that terminates, expires or lapses for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Class A ordinary shares that may be issued under the Plans.

The amount to be registered represents Class A ordinary shares issuable upon exercise of outstanding options granted under the 2015 Plan and the corresponding proposed maximum offering price per share represents weighted average exercise price of these outstanding options, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.00001 per share
Amount Registered | shares	368,879,980
Proposed Maximum Offering Price per Unit	0.06
Maximum Aggregate Offering Price	$ 22,132,798.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,056.54
Offering Note	These shares may be represented by the Registrant’s American Depositary Shares, or ADSs, each representing three Class A ordinary shares. The Registrant’s ADSs issuable upon deposit of the Class A ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 (File No. 333-288880).

Represents Class A ordinary shares issuable upon vesting or exercise of awards granted under the Registrant’s 2015 Stock Option Plan (the “2015 Plan”) and 2025 Share Incentive Plan (the “2025 Plan” and together with the 2015 Plan, the “Plans”)). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution from share splits, share dividends or similar transactions as provided in the Plans. Any Class A ordinary shares covered by an award granted under the Plans (or portion of an award) that terminates, expires or lapses for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Class A ordinary shares that may be issued under the Plans.

These Class A ordinary shares are reserved for future award grants under the Plans. The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act, is based on the average of the high and low prices for the Registrant’s ADSs as quoted on the Nasdaq Global Select Market on December 17, 2025, adjusted for ADS to Class A ordinary share ratio.